Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Financial Assets that are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020, by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2021
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account Money Market Funds (1)	$575,487,805	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$23,812,670	$—	$—
Derivative warrant liabilities - Private warrants	$—	$—	$28,660,780

	Fair Value Measured as of December 31, 2020
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury bills (2)	$575,282,641	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$43,508,330	$—	$—
Derivative warrant liabilities - Private warrants	$—	$—	$22,003,330

Summary of fair value of the derivative warrant liabilities
The change in the fair value of the derivative warrant liabilities, measured using level 3 inputs, for the year ended December 31, 2021, and the period from June 10, 2020 (inception) through December 31, 2020, is summarized as follows:

Derivative warrant liabilities at June 10, 2020 (inception)	$—
Issuance of Public and Private Warrants - Level 3	43,100,000
Change in fair value of derivative warrant liabilities	7,270,000
Transfers of Public Warrants to Level 1 measurement	(28,366,670)

Derivative warrant liabilities - Level 3, at December 31, 2020	$22,003,330

Derivative warrant liabilities - Level 3, at December 31, 2020	$22,003,330
Change in fair value of derivative warrant liabilities	6,657,450

Derivative warrant liabilities - Level 3, at December 31, 2021	$28,660,780

Summary of Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s Private Placement Warrants at their measurement dates:

	As of December 31, 2021	As of December 31, 2020

Volatility	17.6%	10% - 25.5%
Stock price	$ 9.92	$ 10.89
Time to M&A	0.25	1
Risk-free rate	1.28%	0.48%
Dividend yield	0.0%	0.0%